Financial instruments by category - Summary Financial liabilities as per statement of financial position (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial instruments by category
Financial liabilities	$ 43,893,909	$ 144,270,559
Accounts payable, accruals and other payables excluding non-financial items
Financial instruments by category
Financial liabilities	31,586,707	15,996,533
Deferred purchase price
Financial instruments by category
Financial liabilities	7,619,581	3,618,902
Lease liabilities
Financial instruments by category
Financial liabilities	2,343,126	4,162,521
Derivative warrant liabilities
Financial instruments by category
Financial liabilities	1,317,091
Current tax liabilities
Financial instruments by category
Financial liabilities	$ 1,027,404	678,972
Convertible notes
Financial instruments by category
Financial liabilities		74,606,482
Derivatives liabilities
Financial instruments by category
Financial liabilities		44,330,400
Interest bearing loans
Financial instruments by category
Financial liabilities		397,985
Loan from related party
Financial instruments by category
Financial liabilities		$ 478,764